Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash to be deposited	$ 281	$ 540
Cash at banks	171,762	189,684
Time deposits	33,873	21,615
Other cash equivalents	386,843	228,008
Cash and cash equivalents	592,759	439,847	$ 369,848	$ 385,265
Restricted cash on deposit as collateral	$ 4,924	$ 4,621